Supplement to the
Fidelity® Variable Insurance Products
Investor Freedom® Portfolios
April 30, 2011
Prospectus

The following information replaces similar information for VIP Investor Freedom Income PortfolioSM found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Christopher Sharpe (co-manager) has managed the fund since August 2005.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

The following information replaces similar information for VIP Investor Freedom 2005 PortfolioSM found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Christopher Sharpe (co-manager) has managed the fund since August 2005.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

The following information replaces similar information for VIP Investor Freedom 2010 PortfolioSM found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 11.

Christopher Sharpe (co-manager) has managed the fund since August 2005.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

The following information replaces similar information for VIP Investor Freedom 2015 PortfolioSM found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 14.

Christopher Sharpe (co-manager) has managed the fund since August 2005.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

The following information replaces similar information for VIP Investor Freedom 2020 PortfolioSM found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 17.

Christopher Sharpe (co-manager) has managed the fund since August 2005.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

The following information replaces similar information for VIP Investor Freedom 2025 PortfolioSM found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 20.

Christopher Sharpe (co-manager) has managed the fund since August 2005.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

The following information replaces similar information for VIP Investor Freedom 2030 PortfolioSM found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 23.

Christopher Sharpe (co-manager) has managed the fund since August 2005.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

The following information replaces similar biographical information for each fund for Jonathan Shelon found in the "Fund Management" section on page 35.

Andrew Dierdorf is co-manager of the VIP Investor Freedom Portfolios, which he has managed since June 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

VIPIFF-11-01  July 11, 2011
1.828376.106

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Freedom Funds
April 30, 2011
Prospectus

The following information replaces similar information for VIP Freedom Income PortfolioSM found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since April 2005.

The following information replaces similar information for VIP Freedom 2005 PortfolioSM found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 9.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since April 2005.

The following information replaces similar information for VIP Freedom 2010 PortfolioSM found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 13.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since April 2005.

The following information replaces similar information for VIP Freedom 2015 PortfolioSM found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 17.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since April 2005.

The following information replaces similar information for VIP Freedom 2020 PortfolioSM found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 21.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since April 2005.

The following information replaces similar information for VIP Freedom 2025 PortfolioSM found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 25.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since April 2005.

The following information replaces similar information for VIP Freedom 2030 PortfolioSM found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 29.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since April 2005.

The following information replaces similar information for VIP Freedom 2035 PortfolioSM found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 33.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since April 2009.

The following information replaces similar information for VIP Freedom 2040 PortfolioSM found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 36.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since April 2009.

The following information replaces similar information for VIP Freedom 2045 PortfolioSM found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 39.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since April 2009.

The following information replaces similar information for VIP Freedom 2050 PortfolioSM found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 42.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since April 2009.

The following information replaces similar biographical information for each fund for Jonathan Shelon found in the "Fund Management" section on page 54.

Andrew Dierdorf is co-manager of VIP Freedom Portfolios, which he has managed since June 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

VIPFF2K-11-01  July 11, 2011
1.828420.106

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Freedom Lifetime Income Funds
April 30, 2011
Prospectus

The following information replaces similar information for VIP Freedom Lifetime Income® I Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Christopher Sharpe (co-manager) has managed the fund since July 2005.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

The following information replaces similar information for VIP Freedom Lifetime Income® II Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Christopher Sharpe (co-manager) has managed the fund since July 2005.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

The following information replaces similar information for VIP Freedom Lifetime Income® III Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 11.

Christopher Sharpe (co-manager) has managed the fund since July 2005.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

The following information replaces similar biographical information for Jonathan Shelon found in the "Fund Management" section on page 22.

Andrew Dierdorf is co-manager of the VIP Freedom Lifetime Income Portfolios, which he has managed since June 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

VIPFLI-11-01  July 11, 2011
1.832271.106